OTHER LONG-TERM RECEIVABLES AND INVESTMENT (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended			6 Months Ended	12 Months Ended
	Jun. 21, 2007	Feb. 21, 2006	Jul. 22, 2004	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
OTHER LONG-TERM RECEIVABLES AND INVESTMENT [Abstract]
Deposits on leased vehicle (see also Note 9b2)				$ 22	$ 22	$ 12
Loan to former subsidiary (Scanmaster) (see Note 1)				98	103	152
Investment				61 [1]	61 [1]	61	[1]
Other long-term receivables and investment				$ 181	$ 186	$ 225
Debt conversion, shares issued	1,492,063	6,000,000	197,217
Percentage of MCL shares held				2.50%	2.50%

[1]	On July 22, 2004, the Company converted a convertible loan that had been granted to Micro Components Ltd. ("MCL") into 197,217 ordinary shares of MCL. As of December 31, 2012 the Company holds 2.5% of MCL's ordinary shares.